Borrowings - Schedule of Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Jan. 01, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,845.8	$ 1,906.8		$ 1,782.4
Current borrowings	(684.9)	(92.5)	$ (194.5)	(194.5)
Non-current borrowings	1,160.9	1,814.3	$ 1,587.9	1,587.9
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 601.4	849.4		847.9	$ 846.4	[1]
Name of borrower	Orogen
Maturity date	7 October 2020
US $1 Billion Notes [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	4.875
US$500 million 5-year notes issue (the 5-year notes) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 496.3	0.0		0.0
Name of borrower	Orogen
Maturity date	15 May 2024
US$500 million 5-year notes issue (the 5-year notes) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	5.125
US$500 million 10-year notes issue (the 10-year notes) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 496.1	0.0		0.0
Name of borrower	Orogen
Maturity date	15 May 2029
US$500 million 10-year notes issue (the 10-year notes) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.125
US$150 million revolving senior secured credit facility - old [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0		0.0	82.0	[1]
Name of borrower	La Cima
Nominal interest rate	LIBOR plus 1.63
Commitment fee	0.65%
Maturity date	19 September 2017
US$150 million revolving senior secured credit facility - New [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 83.5	83.5		83.5	0.0	[1]
Name of borrower	La Cima
Commitment fee	0.50%
Maturity date	19 September 2020
US$150 million revolving senior secured credit facility - New [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.20
US$70 million revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0		0.0	45.0	[1]
Name of borrower	Ghana
Nominal interest rate	LIBOR plus 2.450
Commitment fee	1.00%
Maturity date	6 May 2017
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	45.0		45.0	0.0	[1]
Name of borrower	Ghana
Commitment fee	1.40%
Maturity date	30 November 2021
US$100 million revolving senior secured credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 3.50
A$500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 168.5	316.5		231.5
Name of borrower	Gruyere
Commitment fee	0.87%
Maturity date	24 May 2021
A$500 million syndicated revolving credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	BBSY plus 2.175
US$1,290 million term loan and revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	472.0		380.0	658.5	[1]
Facility A (US $380 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	380.0		380.0
Name of borrower	Orogen
Maturity date	6 June 2020
Facility A (US $380 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.25
Facility B (US $360 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	92.0		0.0
Name of borrower	Orogen
Commitment fee	0.68%
Maturity date	6 June 2021
Facility B (US $360 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.95
Facility C (US $550 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0		0.0
Name of borrower	Orogen
Commitment fee	0.77%
Maturity date	6 June 2021
Facility C (US $550 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.20
US$1,200 million revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0		0.0
Facility A (US$600 million 3-year revolving credit facility) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0		0.0
Name of borrower	Orogen/Ghana
Commitment fee	0.51%
Maturity date	25 July 2022
Facility A (US$600 million 3-year revolving credit facility) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.45
Facility B (US$600 million 5-year revolving credit facility) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0		0.0
Name of borrower	Orogen/Ghana
Commitment fee	0.60%
Maturity date	25 July 2024
Facility B (US$600 million 5-year revolving credit facility) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.70
R 1,500 Million Nedbank Revolving Credit Facility - old [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0		79.5	0.0
Name of borrower	GFIJVH/GFO
Commitment fee	0.85%
Maturity date	7 March 2018
R 1,500 Million Nedbank Revolving Credit Facility - old [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.50
R 1,500 million Nedbank revolving credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0		0.0
Name of borrower	GFIJVH/GFO
Commitment fee	0.90%
Maturity date	8 May 2023
R 1,500 million Nedbank revolving credit facility - new [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.80
R 500 million Standard Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	13.7		0.0	0.0	[1]
Name of borrower	GFIJVH/GFO
Commitment fee	1.05%
Maturity date	31 March 2020
R 500 million Standard Bank revolving credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.75
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	34.2		0.0	0.0	[1]
Name of borrower	GFIJVH/GFO
Commitment fee	0.8925%
Maturity date	31 March 2020
R 500 million Absa Bank revolving credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.55
Short-term Rand Uncommitted Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	$ 92.5		$ 115.0	$ 61.0	[1]
Name of borrower	0
Nominal interest rate	0
Maturity date	0

[1]	Refer note 42.